--------------------------------------------------------------------------------
Annual Report - Financial Statements
--------------------------------------------------------------------------------



T. ROWE PRICE



                          PERSONAL STRATEGY
                          INCOME FUND
                          -------------
                          MAY 31, 2001
                          -------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
                                                                    May 31, 2001


---------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                    Year
                                                   Ended
                                                 5/31/01     5/31/00     5/31/99     5/31/98     5/31/97
NET ASSET VALUE
Beginning of period                             $  13.00    $  13.35    $  13.13    $  11.98    $  11.85
Investment activities
   Net investment income (loss)                     0.52*       0.54*       0.51*       0.50*       0.51*
   Net realized and
   unrealized gain (loss)                           0.31        0.02        0.31        1.43        1.10
   Total from investment activities                 0.83        0.56        0.82        1.93        1.61
Distributions
   Net investment income                           (0.53)      (0.54)      (0.50)      (0.50)      (0.50)
   Net realized gain                               (0.16)      (0.37)      (0.10)      (0.28)      (0.98)
   Total distributions                             (0.69)      (0.91)      (0.60)      (0.78)      (1.48)
NET ASSET VALUE
End of period                                   $  13.14    $  13.00    $  13.35    $  13.13    $  11.98
                                                ---------------------------------------------------------

Ratios/Supplemental Data
Total return@                                       6.54%*      4.39%*      6.43%*     16.61%*     14.70%*
Ratio of total expenses to
average net assets                                  0.90%*      0.90%*      0.90%*      0.95%*      0.95%*
Ratio of net investment
income (loss) to average
net assets                                          4.04%*      4.06%*      3.91%*      4.13%*      4.38%*
Portfolio turnover rate                             79.8%       45.4%       48.9%       30.9%       44.8%
Net assets, end of period
(in thousands)                                  $246,144    $198,885    $208,208    $ 85,898    $ 44,368

@ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.90% voluntary expense limitation in effect through 5/31/02 and expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
                                                                  May 31, 2001


-------------------------
PORTFOLIO OF INVESTMENTS                               Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands
COMMON STOCKS AND WARRANTS 41.0%

FINANCIAL 7.8%

Bank and Trust 3.2%
ABN AMRO Holding (EUR)                                      4,300  $        82
Allianz (EUR)                                                 691          193
Allied Irish Banks (EUR)                                    9,700          107
Australia & New Zealand Banking Group (AUD)                 5,600           43
Australia & New Zealand Banking Group ADR                   2,500           97
Banca Popolare di Milano (EUR)                              1,900            8
Banco Bradesco ADR(s)                                      14,760           75
Banco de Bilbao Vizcaya Argentaria ADR(S)                  17,400          239
Banco Santiago ADR                                          7,200          174
Bank of America                                            15,400          912
Bank of New York                                            7,000          382
Bank One                                                    9,800          388
Bankgesellschaft Berlin (EUR)                               3,200           26
Bayerische Hypo-und Vereinsbank (EUR)                       2,163          104
BBVA Banco Frances ADR(S)                                   5,835          157
BNP Paribas (EUR)                                           1,158          100
Charter One Financial                                       1,465           44
Chittenden                                                  6,200          192
Citizens Banking                                            5,000          124
Commonwealth Bank of Australia (AUD)                        8,900          141
DBS Group Holdings (SGD)                                    8,978           72
Deutsche Bank (EUR)                                         2,666          205
Downey Financial                                            5,000          216
Fifth Third Bancorp                                         3,200          188
First Bell Bancorp                                            600            9
First Mariner Bancorp *                                       600            4
FleetBoston Financial                                         300           13
Frankfort First Bancorp                                       300            5
Glacier Bancorp(S)                                          3,010           57
Intesa BCI (EUR)                                           63,160          234
J.P. Morgan Chase                                           6,900          339
KBC Bankerzekeringsholding (EUR)                            1,400           50

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Marshall & Ilsley                                             200  $        10
Mellon Financial                                           18,000          825
Overseas Chinese Banking (SGD)                             11,400           69
Royal Bank of Scotland Group (GBP)                         12,941          297
Societe Generale (EUR)                                        815           48
Southwest Bancorp *(S)                                      3,500          110
State Street                                                5,800          319
Sumitomo Mitsui Bank (JPY)                                 26,000          221
Svenska Handelsbanken (SEK)                                 9,400          131
UniCredito Italiano (EUR)                                  33,800          149
Valley National Bancorp                                     5,145          139
Wells Fargo                                                 6,200          292
WestAmerica                                                 4,600          176
Yasuda Trust & Banking (JPY) *                             97,000           80
                                                                   -----------
                                                                         7,846
                                                                   -----------
Insurance 2.0%
ACE                                                         8,400          325
Aegon (EUR)                                                 2,712           72
American General                                            7,000          317
American International Group                                3,059          248
AMP (AUD)                                                   6,800           70
Brown and Brown                                             5,500          225
Harleysville Group                                          1,700           43
Hartford Financial Services Group                           2,700          183
Horace Mann Educators                                       2,500           53
Istituto Nazionale delle Assicurazioni (EUR) *             26,482           66
Loews                                                       1,400           97
London Pacific Group ADR                                    3,600           21
Markel *(S)                                                   500           98
Marsh & McLennan                                            3,300          346
PartnerRe Holdings                                          3,200          171
Progressive                                                 1,200          157
Selective Insurance                                         1,000           25
St. Paul Companies                                         11,100          562
Sumitomo Marine & Fire Insurance (JPY)                     13,000           79
Swiss Re (CHF)                                                100          194
UnumProvident                                              24,400          791

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

W. R. Berkley                                               2,400  $       104
XL Capital (Class A)                                        9,000          715
                                                                   -----------
                                                                         4,962
                                                                   -----------
Financial Services 2.6%
American Express                                           16,600          699
Assurances Generales de France (EUR)                          782           44
AXA (EUR)                                                   3,148           89
Banacci (MXN)                                             155,000          399
Capital One Financial                                       2,400          156
Charles Schwab                                              2,800           53
Citigroup                                                  21,790        1,117
Credit Lyonnais (EUR)                                       1,359           47
Delta Financial *                                             400            0
Fannie Mae                                                 14,700        1,212
Financial Federal *(S)                                      1,100           28
Franklin Resources                                          1,600           71
Freddie Mac                                                13,800          914
GIMV (EUR)                                                  1,000           36
Goldman Sachs Group                                         1,100          105
HSBC Holdings (GBP)                                        42,632          531
ING Groep (EUR)                                             3,442          224
ITLA Capital *                                              1,700           29
Merrill Lynch                                                 800           52
Morgan Stanley Dean Witter                                  2,800          182
Pearson (GBP)                                               3,418           63
Providian Financial                                         5,200          295
Prudential (GBP)                                           11,664          132
                                                                   -----------
                                                                         6,478
                                                                   -----------
Total Financial                                                         19,286
                                                                   -----------

UTILITIES 2.6%

Telephone 1.5%
AT&T                                                       11,875          251
BellSouth                                                   5,500          227
KPN (EUR)                                                   3,118           29
Portugal Telecom (EUR)                                      4,200           33
Rural Cellular (Class A) *                                    500           20

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

SBC Communications                                         10,300  $       443
Sprint                                                     16,300          331
Sprint PCS *(S)                                            10,900          240
Swisscom (CHF)                                                190           46
Tele Danmark (DKK)                                            300           13
Telebras ADR                                                2,800          137
Telecom ADR                                                   600           11
Telecom Corp. of New Zealand (NZD)(S)                       7,000           16
Telecom Italia (EUR)                                       19,300          184
Telecom Italia Mobile (EUR)                                34,200          200
Telefonica ADR                                              4,572          203
Telefonos de Mexico (Telmex) (Class L) ADR                  8,300          286
Vodafone Group (GBP)                                        2,985            7
Vodafone Group ADR(S)                                      33,850          876
Western Wireless *                                            800           32
                                                                   -----------
                                                                         3,585
                                                                   -----------
Electric Utilities 1.0%

Cleco                                                      10,200          237
Duke Energy                                                 1,200           55
E.On (EUR)                                                  3,473          173
Electrobras ADR(S)                                          9,000           48
Empresa Nacional de Electricidad Chile ADR                 11,132          135
Exelon                                                      8,387          569
FirstEnergy                                                 7,595          233
GPU                                                         2,000           67
Hong Kong Electric Holdings (HKD)                          14,000           48
Iberdrola (EUR)                                            15,400          199
Powergen (GBP)                                              9,706          100
Scottish & Southern Energy (GBP)                           14,662          133
Sony (JPY)                                                  2,800          216
TXU                                                         5,800          286
Unisource Energy                                              700           18
                                                                   -----------
                                                                         2,517
                                                                   -----------
Water Utilities 0.1%
Suez (EUR)                                                 10,615          323
                                                                           323
                                                                   -----------
Total Utilities                                                          6,425
                                                                   -----------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

CONSUMER NONDURABLES 8.0%

Cosmetics 0.4%
Chattem *(S)                                                1,500  $        15
Gillette                                                    9,300          269
International Flavors & Fragrances                         18,600          488
Kao (JPY)                                                   4,000          104
L'Oreal (EUR)                                               2,489          161
                                                                   -----------
                                                                         1,037
                                                                   -----------
Beverages 0.5%
Allied Domecq (GBP)                                        12,365           76
Anheuser-Busch                                             10,200          449
Coca-Cola                                                   5,500          261
Diageo ADR                                                  1,950           85
Femsa UBD Units (Represents 1 Series B
   and 4 Series D shares) (MXN)                            25,400          109
PepsiCo                                                     8,100          363
                                                                   -----------
                                                                         1,343
                                                                   -----------
Food Processing 0.8%
American Italian Pasta *(S)                                 1,500           60
Campbell                                                   10,400          307
Carrefour (EUR)                                             1,855          101
Danisco (DKK)                                                 200            7
Eridania Beghin-Say (EUR)                                     395           36
G.I.B. Group (EUR)                                          1,300           49
General Mills                                              11,720          497
International Multifoods                                    5,100           98
Nestle (CHF)                                                  105          217
Ralston Purina                                             12,300          381
Sara Lee                                                    4,800           91
Seneca Foods (Class A) *(S)                                   800           11
Seneca Foods (Class B)                                        700            9
Unilever                                                    2,417          134
                                                                   -----------
                                                                         1,998
                                                                   -----------
Hospital Supplies/Hospital Management 0.8%
Abbott Laboratories                                         2,600          135
Airgas *                                                    4,600           47
Baxter                                                      9,400          464

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Cephalon (S)                                                1,781  $       108
Fresenius (EUR)                                               162           24
HCA-Healthcare                                              2,300           93
Hooper Holmes(S)                                            5,200           52
Lincare *                                                   3,000          174
Medtronic                                                   1,500           64
Mentor                                                      4,900          130
Molecular Devices *(S)                                        300            7
Pall                                                       17,100          395
Renal Care Group *                                          2,150           61
Steris *                                                    2,700           47
Terumo (JPY)                                                4,000           75
                                                                   -------------
                                                                         1,876
                                                                   -------------
Pharmaceuticals 3.0%
Allergan                                                    2,400          215
American Home Products                                     29,060        1,839
Amgen *                                                     2,200          146
Arena Pharmaceuticals *(S)                                    300            8
AstraZeneca Group (GBP)                                     4,203          198
Aurora Biosciences *                                          800           21
Chugai Pharmaceutical (JPY)                                 3,000           48
Forest Laboratories *                                         500           37
Genentech *                                                 2,700          135
GlaxoSmithKline (GBP)                                      10,311          280
Glaxosmithkline                                             5,700          312
IDEC Pharmaceuticals *(S)                                   1,600           99
Incyte Genomics *(S)                                          600           13
Johnson & Johnson                                           4,600          446
King Pharmaceuticals *                                      1,000           51
MedImmune *                                                 4,600          183
Merck                                                       2,000          146
Novartis (CHF)                                             16,840          639
Noven Pharmaceuticals *                                       600           19
Novo Nordisk (DKK)                                            500           20
NPS Pharmaceuticals *(S)                                    1,100           35
OSI Pharmaceuticals *                                         100            4
Pfizer                                                     29,885        1,282
Pharmacia                                                   9,126          443

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Regeneron Pharmaceuticals *                                   400  $        13
Schering-Plough                                            11,500          482
Shire Pharmaceuticals Group (GBP) *                         4,749           78
Syngenta (CHF) *                                              168            8
Takeda Chemical Industries (JPY)                            4,000          204
Triangle Pharmaceuticals *                                  2,400           11
Trimeris *(S)                                                 400           19
                                                                   -----------
                                                                         7,434
                                                                   -----------
Biotechnology 0.2%
Abgenix *(S)                                                  400           16
Alkermes(S)                                                 1,400           42
COR Therapeutics *(S)                                       1,200           42
Cubist Pharmaceuticals *(S)                                   400           11
CV Therapeutics *(S)                                          100            5
Deltagen *                                                    500            6
EDEN Bioscience *(S)                                          300            6
Edwards Lifesciences *                                      2,300           53
Gilead Sciences *(S)                                          200           10
Inhale Therapeutic Systems *(S)                             2,800           78
Neose Technologies *(S)                                       100            3
Neurocrine Biosciences *                                    1,100           40
Serologicals *                                              2,000           46
ViroPharma *(S)                                               800           23
                                                                   -----------
                                                                           381
                                                                   -----------
Health Care Services 0.4%
AmeriPath *                                                 3,500           89
Boron Lepore & Associates *                                   500            7
CIGNA                                                       1,300          123
Laboratory Corp. of America                                   500           70
Orthodontic Centers of America *(S)                         1,500           46
Packard BioScience *                                          400            3
UnitedHealth Group                                          8,000          460
Wellpoint Health Networks *                                 1,900          165
Wilson Greatbatch Technologies *                            2,300           69
                                                                   -----------
                                                                         1,032
                                                                   -----------
Miscellaneous Consumer Products 1.9%
Bridgestone (JPY)                                           2,000           21
Coach *                                                       500           18

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Colgate-Palmolive                                           9,700  $       549
Cone Mills *                                                2,200            3
Culp                                                        1,700            6
Dan River *                                                 4,600           14
Electrolux (Class B) (SEK)                                  1,900           28
Energizer *                                                 4,366          101
Harcourt General                                            8,100          470
J. Sainsbury (GBP)                                         36,553          225
Lion Nathan (NZD)                                          20,000           43
Mattel                                                     22,500          401
Newell Rubbermaid                                           7,200          182
Nintendo (JPY)                                                400           77
Philip Morris                                              26,750        1,375
Philips Electronics ADR                                     3,978          110
Pioneer Electronic (JPY)                                    7,000          211
Polymer Group(S)                                            1,800            5
QuikSilver *(S)                                             1,800           45
Reebok International *(S)                                   1,500           43
Sola International *                                        6,000           85
Stride Rite                                                 6,600           53
Unifi *                                                     2,700           21
UST                                                        13,200          385
Wacoal (JPY)                                                7,000           68
Yue Yuen Industrial (HKD)                                  44,000           78
                                                                   -----------
                                                                         4,617
                                                                   -----------
Total Consumer Nondurables                                              19,718
                                                                   -----------

CONSUMER SERVICES 4.2%

Restaurants 0.1%
Applebee's                                                  1,600           64
BUCA *                                                      3,400           74
PJ America *                                                1,200            9
Ruby Tuesday                                                4,700           80
Uno Restaurant *                                            1,400           13
                                                                   -----------
                                                                           240
                                                                   -----------
General Merchandisers 0.5%
Bon-Ton Stores *                                            5,300           16
Casey's General Stores                                      8,400           91

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Columbia Sportswear *(S)                                    1,500  $       105
Neiman Marcus *                                             3,400          113
Target                                                      5,100          193
Tesco (GBP)                                                20,995           74
Wal-Mart                                                    6,400          331
Wal-Mart de Mexico (MXN)                                   57,300          152
                                                                   -----------
                                                                         1,075
                                                                   -----------
Specialty Merchandisers 1.2%
Adidas-Salomon (EUR)                                          435           26
Albertson's                                                13,100          376
Christian Dior (EUR)                                        2,103           83
CVS                                                         3,968          218
Home Depot                                                  5,500          271
Kroger *                                                   11,300          282
Netegrity *(S)                                                900           30
Nordstrom(S)                                               14,100          261
O' Charley's *                                              5,300           93
Omron (JPY)                                                 2,000           35
Safeway *                                                   7,400          375
Toys "R" Us *                                              21,500          596
Tupperware                                                 15,000          343
Urban Outfitters *                                          1,800           28
Wild Oats Markets *(S)                                      1,400           12
                                                                   -----------
                                                                         3,029
                                                                   -----------
Entertainment and Leisure 0.6%
Disney                                                     22,500          712
Houghton Mifflin(S)                                         2,200          120
Hutchison Whampoa (HKD)                                    36,300          394
MGM Grand *(S)                                              2,800           88
Papa John's International *(S)                              1,000           26
Sonic *(S)                                                  1,650           41
                                                                   -----------
                                                                         1,381
                                                                   -----------
Media and Communications 1.7%
America Movil ADR (Series L)                                9,500          194
American Tower Systems (Class A) *                            400           10
AOL Time Warner *                                          13,800          721
Asatsu (JPY)                                                1,000           23
AT&T Liberty Media (Class A) *                              7,800          131

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Citadel Communications *                                    2,700  $        69
Classic Communications (Class A) *                          1,100            1
Clear Channel Communications *                              5,600          341
Comcast (Class A Special) *                                 4,400          180
Crown Castle International                                  4,000           66
Elsevier (EUR)                                              5,600           69
Emmis Communications (Class A)                              2,700           84
Entercom Communications(S)                                  1,000           49
Fox Entertainment Group (Class A) *                         3,500           91
McGraw-Hill                                                 2,100          135
Mediaset (EUR)                                              7,300           69
News Corporation ADR                                        2,300           82
Pegasus Communications(S)                                   1,100           24
Publishing & Broadcasting (AUD)                            13,000           60
R.R. Donnelley                                             31,200          945
Sinclair Broadcast Group (Class A)                          6,600           59
THOMSON Multimedia (EUR) *                                    691           27
TMP Worldwide *                                             3,100          181
Viacom (Class B) *                                         10,728          618
Young Broadcasting (Class A) *                              1,800           69
                                                                   -------------
                                                                         4,298
                                                                   -------------
Printing and Publishing 0.1%
Reed International (GBP)                                   28,024          243
                                                                   -------------
                                                                           243
                                                                   -------------
Total Consumer Services                                                 10,266
                                                                   -------------

CONSUMER CYCLICALS 1.9%

Automobiles and Related 0.3%
A.O. Smith (Class B)                                        5,250           88
Cycle & Carriage (SGD)                                      4,000            7
DaimlerChrysler (EUR)                                       1,408           64
Fiat (EUR)                                                  1,000           23
Honda Motor (JPY)                                           1,000           42
Honda Motor ADR                                               400           33
Isuzu Motors (JPY) *                                       17,000           39
Keystone Automotive *                                       2,400           24
Littelfuse *(S)                                             4,400          123

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

NSK (JPY)                                                  10,000  $        51
PSA Peugeot Citroen (EUR)                                     119           33
Renault (EUR)                                                 581           27
Strattec Security *                                         1,000           34
Volkswagen (EUR)                                            3,095          151
Volvo (SEK)                                                   700           11
                                                                   -------------
                                                                           750
                                                                   -------------
Building and Real Estate 1.3%
Accor (EUR)                                                   726           29
Apartment Investment & Management, REIT                     1,100           50
Arden Realty, REIT                                          3,300           81
CapitaLand (SGD)                                           11,000           14
Cemex Participating Certificates
(Represents 2 Series A and 1 Series B shares) (MXN)        22,128          117
Cheung Kong Holdings (HKD)                                 20,000          219
City Developments (SGD)                                     4,000           15
EastGroup Properties, REIT                                  5,100          111
Federal Realty Investment Trust, REIT                      18,700          390
Gables Residential Trust, REIT                              3,300           93
Glenborough Realty Trust, REIT                              3,900           72
JP Realty, REIT                                             4,200           90
Lasalle Hotel Properties                                    2,600           44
Parkway Properties, REIT                                    3,300          103
Reckson Associates Realty (Class B), REIT(S)                1,471           34
Reckson Associates Realty, REIT(S)                         18,200          395
RMC (GBP)                                                   7,936           81
Simco (EUR)                                                   355           23
Simon Property Group, REIT                                 15,768          428
Singapore Land (SGD)                                        8,000           15
Starwood Hotels & Resorts Worldwide                        14,300          541
Washington, REIT                                            3,000           70
Westfield Trust (AUD)                                      44,000           70
Woodhead Industries                                         3,300           56
                                                                   -------------
                                                                         3,141
                                                                   -------------
Miscellaneous Consumer Durables 0.3%
CompX                                                       2,300           29
Eastman Kodak                                              12,500          592

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Harman International                                        6,400  $       227
Intranet Solutions *(S)                                     1,200           43
                                                                   -------------
                                                                           891
                                                                   -------------
Total Consumer Cyclicals                                                 4,782
                                                                   -------------

TECHNOLOGY 2.8%

Electronic Components 0.7%
Altera *                                                    3,800           91
American Superconductor *(S)                                  800           21
Analog Devices *                                            4,700          209
Analogic                                                    2,100           97
Artesyn Technologies *                                      3,700           51
ASM Lithography Holding (EUR) *                             1,099           25
ATMI *(S)                                                   2,500           66
Benchmark Electronics *(S)                                  2,200           51
Brocade Communications Systems *                            1,200           47
EMC *                                                       5,300          167
Epcos (EUR)                                                   668           41
Exar *                                                      1,800           42
Intel                                                       3,300           89
Jabil Circuit *                                             1,700           50
Kyocera (JPY)                                                 900           84
LSI Logic *                                                   400            7
Maxim Integrated Products *                                 3,400          173
McDATA *                                                      172            4
Methode Electronics (Class A)                               3,700           28
MKS Instruments *                                           3,000           80
QuickLogic *                                                2,500           13
Sez Holding (CHF)                                              38           22
SIPEX *(S)                                                  1,700           19
Texas Instruments                                           1,800           61
Xilinx *                                                    3,300          136
                                                                   -------------
                                                                         1,674
                                                                   -------------
Electronic Systems 0.5%
Applied Materials *                                         3,400          170
Applied Micro Circuits *                                    2,200           40
Armor Holdings *(S)                                         6,400           81

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Black Box *(S)                                              2,000  $       116
Dell Computer *                                             4,800          117
Flextronics *                                              11,000          277
KLA-Tencor *                                                1,200           62
Lifeline Systems *                                          2,000           37
Lo-Jack *                                                   3,400           19
Waters Corporation *                                        5,400          268
                                                                   -------------
                                                                         1,187
                                                                   -------------
Information Processing 0.1%
F. Y. I. *                                                  2,900          125
Hitachi (JPY)                                               6,000           62
Hitachi ADR                                                 1,100          115
IBM                                                           100           11
                                                                   -------------
                                                                           313
                                                                   -------------
Office Automation 0.0%
Technitrol                                                  3,000           75
                                                                   -------------
                                                                            75
                                                                   -------------
Specialized Computer 0.1%
Activision *                                                1,100           37
Sun Microsystems *                                          1,800           30
Symbol Technologies                                         2,300           59
Virata *(S)                                                   400            4
                                                                   -------------
                                                                           130
                                                                   -------------
Aerospace and Defense 0.1%
DONCASTERS ADR *                                              600           17
Harsco                                                      3,700          101
United Technologies                                         1,000           83
Woodward Governor                                           1,200           91
                                                                   -------------
                                                                           292
                                                                   -------------
Telecommunications 1.2%
AirGate PCS *                                                 600           26
Airnet Communications *(S)                                    200            0
Alcatel (EUR)                                               6,576          167
Avaya *                                                       200            3
China Mobile (Hong Kong) ADR *(S)                           1,700           41
CIENA *                                                     1,900          103
Cisco Systems *                                            18,300          353
Colt Telecom Group (GBP) *                                  2,626           27

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Corning                                                    13,700  $       259
Deutsche Telekom (EUR)                                      8,781          183
Ditech Communications *                                       600            5
Draka Holdings (EUR)                                          578           32
eircom (EUR)                                                6,300            6
France Telecom ADR                                          2,300          128
Harmonic *(S)                                               2,900           25
JDS Uniphase *                                              3,420           57
Kingston Commerce Hull (GBP)                               21,625           37
KPNQwest (EUR) *                                              764            9
LM Ericsson (Class B) ADR(S)                               24,500          157
Lucent Technologies                                        15,800          125
Nokia ADR                                                  21,800          637
NTT DoCoMo (JPY)                                               13          249
Pacific Century CyberWorks ADR(S)                           2,457            8
PECO II *                                                   1,100           12
QUALCOMM *                                                  1,500           91
Singapore Telecommunications (SGD)                         50,000           46
Sonera (EUR)                                                2,800           24
Stratos Lightwave *(S)                                      5,591           64
Tekelec *(S)                                                1,300           43
Tellabs *                                                     500           17
Telstra (AUD)                                              23,500           77
United Pan-Europe Communications (EUR) *                    3,496           17
VYYO *(S)                                                     600            1
West Corporation *                                          1,700           48
                                                                   -------------
                                                                         3,077
                                                                   -------------
E-Commerce 0.1%
VeriSign *(S)                                               4,000          226
                                                                   -------------
                                                                           226
                                                                   -------------
Total Technology                                                         6,974
                                                                   -------------

EDUCATION 0.0%

ITT Educational Services *(S)                                 300           11
Societe BIC (EUR)                                             864           31
                                                                   -------------
Total Education                                                             42
                                                                   -------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

CAPITAL EQUIPMENT 1.2%

Electrical Equipment 0.9%
ABB (CHF)                                                   6,612  $       119
Bang & Olufsen (Class B) (DKK)                              1,300           40
Canon (JPY)                                                 4,000          159
GE                                                         21,400        1,049
Getronics (EUR)                                             1,739            8
hi/fn *                                                       600           11
LSI Industries                                              2,800           74
Matsushita Electric Industrial (JPY)                       16,000          293
Mitsubishi Electric (JPY)                                  39,000          219
Tyco                                                        4,994          287
                                                                   -------------
                                                                         2,259
                                                                   -------------
Machinery 0.3%
Actuant *(S)                                                1,480           22
Alstom (EUR)                                                1,278           37
Brooks Automation *(S)                                      1,500           74
Danaher                                                     2,300          145
Deere                                                       8,300          310
GKN (GBP)                                                   3,337           35
IDEX                                                          700           23
Newport                                                       100            3
NN Ball & Roller                                            1,700           17
Saurer (CHF) *                                                 66           27
                                                                   -------------
                                                                           693
                                                                   -------------
Total Capital Equipment                                                  2,952
                                                                   -------------

BUSINESS SERVICES AND
TRANSPORTATION 3.4%

Computer Service and Software 1.2%
724 Solutions *(S)                                            100            1
Actuate*                                                      800           10
Adobe Systems                                               2,600          103
Analysts International                                      2,900           16
Automatic Data Processing                                   4,600          247
Autonomy (GBP) *                                            2,458           16
BISYS Group *(S)                                            2,700          138

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Cambridge Technology Partners *                             1,400  $         4
Check Point Software Technologies *(S)                      1,450           78
Concord Communications *(S)                                 1,000            7
Digital Impact *(S)                                         2,400            4
Eidos (GBP) *                                               8,219           33
Electronic Arts *(S)                                          600           35
First Data                                                  8,018          526
Genomica *(S)                                                 100            0
Igate Capital *                                             1,900            4
ITOCHU (JPY)                                                  100           12
Jack Henry & Associates                                       600           18
Juniper Networks *(S)                                       1,200           51
Keynote Systems *(S)                                        1,300           13
Microsoft *                                                10,600          733
net.Genesis *                                               1,300            1
NetIQ *(S)                                                  2,260           55
Oracle *                                                    5,900           90
Packeteer *(S)                                              2,700           20
Peregrine Systems *(S)                                        200            6
Pixelworks *(S)                                             1,800           45
Progress Software *                                         6,600          107
Quest Software *(S)                                           300            9
Register.com *(S)                                             600            5
SAP (EUR)                                                     555           78
Siebel Systems *                                            3,200          145
Sonicwall *(S)                                                500            8
SPSS *                                                      1,400           21
SunGard Data Systems *                                        200           12
Telecommunication Systems *                                   100            0
USinternetworking *(S)                                      3,900            5
ValiCert *                                                  1,600            4
VERITAS Software *                                          2,225          147
Verity *                                                    1,000           15
Zebra Technologies (Class A) *                                800           36
                                                                   -------------
                                                                         2,858
                                                                   -------------
Distribution Services 0.2%
Cardinal Health                                             1,350           97
Compass Group (GBP)                                         8,241           61
MSC *                                                       2,200           37

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Primesource                                                   600  $         3
SCP Pool *(S)                                               4,550          155
SunSource                                                   1,800            9
TNT Post Group (EUR)                                        1,408           31
United Stationers *                                         2,500           71
Watsco (Class A)                                            4,050           57
                                                                   -------------
                                                                           521
                                                                   -------------
Environmental 0.0%
CUNO *                                                      2,200           62
IT Group                                                    2,700           17
Waterlink *                                                 2,600            1
                                                                   -------------
                                                                            80
                                                                   -------------

Transportation Services 0.2%
Bergesen (NOK)                                              3,200           68
C.H. Robinson Worldwide                                     1,700           51
Comfort Systems USA *                                       3,300           12
EGL *(S)                                                    1,350           27
Expeditors International of Washington(S)                   1,900          122
Forward Air *(S)                                            1,600           49
Heartland Express *                                           300            8
Hub Group (Class A) *                                         500            7
International Shipholding                                     700            6
Seacor Smit *                                               2,600          124
UTI Worldwide(S)                                            3,200           58
                                                                   -------------
                                                                           532
                                                                   -------------
Miscellaneous Business Services 1.4%
AnswerThink *(S)                                            1,800           12
Cendant                                                     1,000           19
Concord EFS *(S)                                            3,700          188
Corio (EUR)                                                 1,740           38
Electro Rent *                                              3,000           48
Exodus Communications *(S)                                    400            3
G&K Services                                                2,100           54
Global Payments                                             1,500           39
Guardian IT (GBP)                                           3,735           42
H&R Block                                                  14,300          853
Herman Miller                                               1,200           32
Insituform Technologies (Class A) *(S)                      3,800          139
Iron Mountain *                                             3,900          160

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Ivex Packaging *                                            4,100  $        63
kforce.com *(S)                                               617            4
Logica (GBP)                                                2,709           34
Maximus *(S)                                                4,000          147
McGrath RentCorp                                            1,400           39
MPW Industrial Services Group *                             3,300            5
New England Business Service                                4,700           82
Omnicom                                                     2,300          214
Strayer Education(S)                                        2,200           98
Syngenta *(S)                                                 571            6
Tetra Tech *(S)                                             4,462          128
Vedior (EUR)                                                1,700           22
Waste Management                                           33,806          946
                                                                   -------------
                                                                         3,415
                                                                   -------------
Airlines 0.1%
Midwest Express Holdings *(S)                               2,500           42
Singapore Airlines (SGD)                                   15,400          109
                                                                   -------------
                                                                           151
                                                                   -------------
Railroads 0.3%
Norfolk Southern                                           37,300          827
Railtrack Group (GBP)                                       7,778           47
                                                                   -------------
                                                                           874
                                                                   -------------
Total Business Services and Transportation                               8,431
                                                                   -------------

ENERGY 4.2%

Energy Services 0.8%
Atwood Oceanics *                                           1,700           73
Baker Hughes                                               26,100        1,028
BJ Services *                                               1,500          113
Coflexip (EUR)                                                210           30
Cooper Cameron *                                              500           35
Grant Prideco *                                               800           18
Hydril *(S)                                                 1,200           36
Johnson Electric Holdings (HKD)                           182,000          313
Kansai Electric Power (JPY)                                 6,000          104
Smith International *                                         500           39
Tokyo Electric Power (JPY)                                  4,000          102

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Transocean Sedco Forex                                      1,500  $        80
Weatherford International(S)                                  600           34
                                                                   -------------
                                                                         2,005
                                                                   -------------
Exploration and Production 0.6%
Barrett Resources *                                         2,300          164
Chieftain International *(S)                                3,000           95
Forest Oil *(S)                                             2,550           87
Key Energy Services *                                       5,500           75
National Oilwell *                                          1,500           52
Noble Affiliates                                            3,200          133
Santos (AUD)                                               18,500           62
Unocal                                                     18,400          711
XTO Energy                                                  5,250          155
                                                                   -------------
                                                                         1,534
                                                                   -------------
Integrated Petroleum - Domestic 0.5%
Amerada Hess                                                1,600          137
Conoco (Class B)                                            7,169          224
USX-Marathon                                               26,800          867
                                                                   -------------
                                                                         1,228
                                                                   -------------
Integrated Petroleum - International 2.2%
BP                                                         29,302        1,564
Chevron                                                     4,400          423
ENI (EUR)(S)                                               14,900           96
ENI SPA ADR                                                 1,900          123
Exxon Mobil                                                17,493        1,552
Petroleo Brasileiro (Petrobras) ADR                         8,800          222
Repsol(S)                                                   3,400           61
Royal Dutch Petroleum ADR                                   9,400          573
Shell Transport & Trading (GBP)                            22,800          197
Shell Transport & Trading ADR                               2,900          152
Texaco                                                      3,400          243
TotalFinaElf (EUR)                                          2,118          308
TotalFinaElf ADR                                              374           28
                                                                   -------------
                                                                         5,542
                                                                   -------------
Gas Transmission 0.1%
El Paso                                                     2,000          122
                                                                   -------------
                                                                           122
                                                                   -------------
Total Energy                                                            10,431
                                                                   -------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

PROCESS INDUSTRIES 1.8%
Diversified Chemicals 0.4%
Arch Chemicals                                              4,100  $        89
Cabot Microelectronics *                                    1,200           77
Dow Chemical                                               12,200          437
DuPont                                                      2,202          102
Hercules                                                   19,700          263
Rhodia (EUR)                                                2,208           26
                                                                   -------------
                                                                           994
                                                                   -------------
Specialty Chemicals 0.7%
3M                                                          5,100          605
BASF (EUR)                                                  5,731          230
Great Lakes Chemical(S)                                     9,440          323
Hoechst (EUR)                                               1,186           48
Imperial Chemical (GBP)                                     6,000           38
Imperial Chemical ADR(S)                                    1,000           26
MacDermid(S)                                                  300            5
Mitsubishi (JPY)                                           29,000          230
Norsk Hydro (NOK)                                           2,200           92
Sumitomo Chemicals (JPY)                                   18,000           90
                                                                   -------------
                                                                         1,687
                                                                   -------------
Paper and Paper Products 0.3%
Buckeye Technologies *                                      3,600           44
Jefferson Smurfit (EUR) *                                     147            0
Kimberly-Clark                                              8,700          526
Kimberly-Clark de Mexico (Class A) (MXN)                   47,100          129
Smurfit-Stone Container                                       900           14
                                                                   -------------
                                                                           713
                                                                   -------------
Forest Products 0.3%
Georgia-Pacific                                             6,336          225
Weyerhaeuser                                                7,400          423
                                                                   -------------
                                                                           648
                                                                   -------------
Building and Construction 0.1%
Dal-Tile *                                                  4,000           64
Eiffage (EUR)                                                 295           20
Lafarge (EUR)                                                 334           31
Layne Christensen *                                         2,000           17

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Pilkington (GBP)                                           33,501  $        55
Simpson Manufacturing *(S)                                  1,100           52
Trex *(S)                                                     400           11
U.S. Aggregates                                             1,900            2
                                                                   -------------
                                                                           252
                                                                   -------------
Total Process Industries                                                 4,294
                                                                   -------------

BASIC MATERIALS 0.8%

Metals 0.7%
Alcoa                                                      17,620          760
Gibraltar Steel                                             1,000           19
Material Sciences *                                         3,600           29
Matthews International (Class A)                            4,900          172
Pechiney (EUR)                                                658           36
Phelps Dodge                                               12,600          569
                                                                   -------------
                                                                         1,585
                                                                   -------------
Mining 0.1%
Lihir Gold *                                               47,140           19
Newmont Mining                                              1,491           31
Rio Tinto (AUD)                                            10,400          192
Union Miniere (EUR)                                         2,100           86
                                                                   -------------
                                                                           328
                                                                   -------------
Miscellaneous Materials 0.0%
Malayan Cement (MYR)                                       15,750            4
                                                                   -------------
                                                                             4
                                                                   -------------
Total Basic Materials                                                    1,917
                                                                   -------------

MISCELLANEOUS 0.0%

Miscellaneous 0.0%
Global Power Equipment Group *                                100            4
Qiagen (EUR) *                                                451           11
Safelite Glass (Class A), Warrants *++                        791            0
Safelite Glass (Class B), Warrants *++                        527            0
Safelite Glass (Class B) *++                                  323            0
Safelite Reality *++                                           22            0
Teleplan International (EUR) *                                302            7

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

TravelCenters of America                                    1,200  $        12
                                                                   -------------
                                                                            34
                                                                   -------------
Conglomerates 0.0%
Orkla (NOK)                                                 1,000           18
                                                                   -------------
                                                                            18
                                                                   -------------
Total Miscellaneous                                                         52
                                                                   -------------

FOREIGN 2.3%

Europe 1.1%
AVA (EUR)                                                     447           15
Aventis (EUR)                                               4,512          334
Bank of Scotland (GBP)                                     48,477          550
BNL (EUR)                                                   7,100           23
Bollore Investissements (EUR)                                 441           19
Brembo (EUR)                                                2,500           21
Cap Gemini (EUR)                                              557           64
Cookson Group (GBP)                                        21,894           51
Credit Suisse Group (CHF)                                   1,600          289
CSM (EUR)                                                   2,164           45
DBV- Winterthur Holding (EUR)                               1,362           46
Den Norske Bank (NOK)                                       4,600           19
Deutz (EUR) *                                               8,200           19
Direkt Anlage Bank (EUR) *                                  1,397           26
Elior (EUR)                                                 2,823           33
EM.TV (EUR) *                                                 500            2
EMAP (GBP)                                                  6,390           76
EMI (GBP)                                                  10,548           66
Enterprise Oil (GBP)                                        6,648           59
Fortis (EUR)                                                2,700           64
Granada Compass (GBP)                                       8,241           20
Heineken (EUR)                                              1,153           46
Ifil (EUR)                                                  1,400            9
International Media (EUR) *                                   522           14
Metro (EUR)                                                   566           22
Muenchener Rueckversicherungs-Gesellschaft (EUR)              308           84
MVV Energie (EUR)                                           1,122           15
Nordea (SEK)                                                6,000           33

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Nordic Baltic Holding (SEK)                                19,444  $       108
Novozymes (DKK)                                               100            2
OMV (ATS)                                                     100           10
Pace Micro Technology (GBP)                                 3,705           26
Prosegur Seguridad (EUR)                                    4,800           62
Publicis Groupe (EUR)                                       1,936           61
Radiometer (DKK)                                              800           19
Remy Cointreau (EUR)                                        1,254           39
Sandvik (SEK)                                               1,400           30
Seat Pagine Gialle (EUR) *                                    856            1
Securitas (Class B) (SEK)                                   1,500           27
SGL Carbon (EUR) *                                            300           12
Sodexho Alliance (EUR)                                        624           26
Svenska Cellulosa (SEK)                                     3,100           68
Swatch Group (CHF) *                                          132           31
Thiel Logistik (EUR)                                          632           12
Tullow Oil (GBP) *                                            114            0
Zodiac (EUR)                                                   71           17
                                                                   -------------
                                                                         2,615
                                                                   -------------
Far East 0.9%
Advantest (JPY)                                               500           52
Citizen Watch (JPY)                                        10,000           65
Cosmo Oil (JPY)                                            18,000           51
Daito Trust Construction (JPY)                              1,800           35
Disco (JPY)                                                 1,000           70
Enix (JPY)                                                  2,000           53
Fujikura (JPY)                                             36,000          279
Glory (JPY)                                                 2,000           33
Goldcrest (JPY)                                             1,000           87
Mizuho Holdings (JPY)                                          60          305
Mochida Pharmaceutical (JPY)                                4,000           43
MYCAL (JPY)                                                15,000           20
Nippon Electric Glass (JPY)                                 2,000           29
Nippon Yusen (JPY)                                         15,000           61
Nissan Motor (JPY)                                         29,000          197
Oji Paper (JPY)                                            12,000           66
Sekisui Chemical (JPY)                                     11,000           43
Singapore Press Holdings (SGD)                              6,000           65

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands

Sumitomo Trust and Banking (JPY)                                         13,000   $        84
Takashimaya (JPY)                                                         9,000            63
Teijin (JPY)                                                             25,000           150
Tokyo Seimitsu (JPY)                                                      1,000            66
Yakult Honsha (JPY)                                                      10,000           117
Yamada Denki (JPY)                                                        1,000            89
Yamaguchi Bank (JPY)                                                      8,000            53
Yokogawa Electric (JPY)                                                   3,000            30
                                                                                  -------------
                                                                                        2,206
                                                                                  -------------
Other Foreign 0.3%
Bouygues (EUR)                                                            1,924            71
San Paolo IMI (EUR)                                                         451             6
Siemens (EUR)                                                             3,628           260
Unibanco GDR                                                              4,500           115
Woolworths (AUD)                                                         37,800           184
                                                                                  -------------
                                                                                          636
                                                                                  -------------
Total Foreign                                                                           5,457
                                                                                  -------------
Other Miscellaneous Common Stocks                                                          52
                                                                                  -------------
Total Common Stocks and Warrants (Cost $93,019)                                       101,079
                                                                                  -------------

CORPORATE BONDS 20.2%

Adelphia Communications, Sr. Notes, 9.375%, 11/15/09                $   250,000           248
Adelphia Communications, Sr. Notes, 10.875%, 10/1/10                     50,000            53
Advance Stores, Sr. Sub. Notes, 10.25%, 4/15/08                          75,000            75
AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07                        200,000           207
AGCO, Sr. Notes, (144a), 9.50%, 5/1/08 +                                100,000            96
Agrosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09                           200,000           216
AIG SunAmerica Global Financing
   Sr. Notes, (144a), 7.60%, 6/15/05 +                                  600,000           640
Alaska Communications Systems Group
   Sr. Sub. Notes, 9.375%, 5/15/09                                      200,000           161
Allegiance Telecom, Sr. Notes, Zero Coupon, 2/15/08                      75,000            47
Alliant Techsystems
   Sr. Sub. Notes, (144a), 8.50%, 5/15/11                               175,000           177
Allied Holdings, Sr. Notes, 8.625%, 10/1/07                             250,000           168
American Builders & Contractors Supply
   Sr. Sub. Notes, 10.625%, 5/15/07(S)                                  300,000           279
American Cellular, Sr. Sub. Notes, (144a), 9.50%, 10/15/09              225,000           222

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
American Electric Power, Sr. Notes, 6.125%, 5/15/06                 $   240,000   $       237
American Standard, Sr. Notes
   7.625%, 2/15/10                                                      150,000           149
   9.25%, 12/1/16                                                        40,000            41
Amerigas, Sr. Notes
   (144a), 10.00%, 4/15/06 +                                            250,000           251
   10.125%, 4/15/07                                                     100,000           103
Ameristar Casinos
   Sr. Sub. Notes, (144a), 10.75%, 2/15/09 +                            200,000           207
Amkor Technology, Sr. Notes, (144a), 9.25%, 2/15/08 +                   175,000           166
AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                             250,000           251
Asat Finance, Sr. Notes, 12.50%, 11/1/06                                130,000           135
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08                     200,000           196
AT&T Liberty Media, Sr. Notes, 6.00%, 3/15/09                           350,000           328
Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09                              250,000           282
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                               150,000           125
Bally Total Fitness Holdings
   Sr. Sub. Notes, 9.875%, 10/15/07                                     350,000           348
Bank of America, Sr. Sub Notes, 7.40%, 1/15/11                          400,000           415
Barclays, Sr. Sub Notes, 7.40%, 12/15/09(S)                             325,000           338
BBV International Finance
   Sr. Sub Notes, 7.00%, 12/1/25(S)                                   1,000,000           934
Briggs & Stratton, Sr. Notes, (144a), 8.875%, 3/15/11 +                 250,000           251
British Telecommunications, Sr. Notes, 8.125%, 12/15/10                 420,000           444
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                                   150,000           131
Capital One Financial, Sr. Notes, 8.25%, 6/15/05                        500,000           518
CE Electric UK Funding
   Sr. Notes, (144a), 6.853%, 12/30/04 +                              1,850,000         1,847
Centerpoint Properties, MTN, 7.90%, 1/15/03                             500,000           517
Chancellor Media, Sr. Notes, 8.00%, 11/1/08                             250,000           259
Charter Communications, Sr. Notes
   (144a), 10.00%, 5/15/11                                              250,000           256
   11.125%, 1/15/11                                                     200,000           214
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                             250,000           198
Citigroup, Sr. Notes, 6.75%, 12/1/05                                    800,000           827
CMS Energy, Sr. Notes, 9.875%, 10/15/07                                 250,000           265
Coinmach, Sr. Notes, 11.75%, 11/15/05                                   150,000           155
Comcast, Sr. Notes, 6.75%, 1/30/11                                      350,000           344
Comstock Resources, Sr. Notes, 11.25%, 5/1/07                           175,000           187

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
Container Corp. of America, Sr. Notes
   9.75%, 4/1/03                                                    $   100,000   $       102
   10.75%, 5/1/02                                                       100,000           102
Cott, Sr. Notes
   8.50%, 5/1/07                                                        100,000           100
   9.375%, 7/1/05                                                       150,000           152
Countrywide Funding, MTN, 5.25%, 5/22/03                                345,000           346
Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08                     500,000           517
Cross Timbers Oil, Sr. Sub. Notes, 8.75%, 11/1/09                       250,000           262
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                            200,000           164
Davita, Sr. Sub. Notes, (144a), 9.25%, 4/15/11 +                        200,000           208
Delhaize America, Sr. Notes, (144a), 8.125%, 4/15/11                    165,000           171
Delta Air Lines, ETC, 10.00%, 5/17/10                                   146,000           158
Delta Mills, Sr. Notes, 9.625%, 9/1/07                                   75,000            59
Dime Bancorp, Sr. Notes, 7.00%, 7/25/01                                 300,000           300
Dobson Communications, Sr. Notes, 10.875%, 7/1/10                       200,000           205
Dow Chemical, Sr. Notes, 6.125%, 2/1/11                                 450,000           437
DTE Energy, Sr. Notes, 6.45%, 6/1/06                                    375,000           375
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07 *                              150,000             6
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                                   75,000            71
El Paso Energy Partners
   Sr. Sub. Notes, (144a), 8.50%, 6/1/11 +                              200,000           202
Erac USA Finance, Sr. Notes, (144a), 8.00%, 1/15/11 +                   235,000           238
Exodus Communications, Sr. Notes, 10.75%, 12/15/09                      300,000           192
Fairchild Semiconductor
   Sr. Sub. Notes, (144a), 10.50%, 2/1/09 +                             250,000           250
Fairfax Financial, Sr. Notes, 8.25%, 10/1/15                            700,000           528
Federated Department Stores, Sr. Notes, 7.00%, 2/15/28                  235,000           216
First Union, Sr. Notes, 7.55%, 8/18/05                                  600,000           635
Flextronics International, Sr. Sub. Notes, 9.875%, 7/1/10               200,000           205
Ford Motor, Sr. Notes, 7.375%, 10/28/09                                 600,000           614
Four M, Sr. Notes, 12.00%, 6/1/06                                       175,000           172
Fresenius, Sr. Notes, 7.875%, 2/1/08(S)                                 200,000           197
Frontier Oil, Sr. Notes, 11.75%, 11/15/09                                75,000            80
Frontiervision Holdings, Sr. Notes, Zero Coupon, 9/15/07                100,000           103
General Electric Capital, MTN, 7.50%, 5/15/05                         1,000,000         1,068
Geophysique, Sr. Notes, (144a), 10.625%, 11/15/07 +                     150,000           161
Georgia-Pacific, Sr. Notes, 7.50%, 5/15/06                              230,000           232

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
Global Imaging Systems, Sr. Sub. Notes, 10.75%, 2/15/07             $   100,000   $        86
Golden Sky Systems, Sr. Sub. Notes, 12.375%, 8/1/06                     200,000           198
Golden State Holdings, Sr. Notes, 7.125%, 8/1/05                        225,000           219
Goldman Sachs Group, Sr. Notes, 6.875%, 1/15/11                         650,000           647
Harrah's Entertainment, Sr. Sub. Notes, 7.875%, 12/15/05                250,000           253
Hartford Life, Sr. Notes, 6.90%, 6/15/04                                400,000           413
Hawk, Sr. Notes, 10.25%, 12/1/03                                        300,000           289
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07 +                        125,000           126
Hexcel, 9.75%, 1/15/09(S)                                               125,000           124
HMH Properties, Sr. Notes, 7.875%, 8/1/08                               100,000            97
Hollinger International, Sr. Sub. Notes, 9.25%, 3/15/07                 500,000           512
Household Finance, Sr. Notes, 6.50%, 1/24/06                            400,000           405
Hutchison Whampoa, Sr. Notes, (144a), 7.00%, 2/16/11 +                  225,000           224
Insight Midwest, Sr. Notes, (144a), 10.50%, 11/1/10 +                   500,000           537
Interface, Sr. Sub. Notes, 7.30%, 4/1/08                                150,000           141
International Game Technology, Sr. Notes, 8.375%, 5/15/09               500,000           515
International Wire, Sr. Notes, 11.75%, 6/1/05                           200,000           203
Intertek Finance, Sr. Notes, 10.25%, 11/1/06                            100,000            77
Iron Mountain, Sr. Sub. Notes, 8.625%, 4/1/13                           250,000           253
Isle of Capris Casinos, Sr. Sub. Notes, 8.75%, 4/15/09                  125,000           114
Jack in the Box, Sr. Notes, 9.75%, 11/1/03                              250,000           254
Jitney-Jungle Stores, Sr. Notes, 12.00%, 3/1/06 *                       350,000             0
John Q Hammons Hotels, 1st Mortgage Note, 9.75%, 10/1/05                100,000           100
Jostens, Sr. Sub. Notes, 12.75%, 5/1/10(S)                              100,000           102
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                                200,000           195
Lear, Sr. Notes, 7.96%, 5/15/05                                         200,000           203
Lehman Brothers, Sr. Notes, 7.875%, 8/15/10                             425,000           447
Lennar, Sr. Notes, 9.95%, 5/1/10                                        200,000           222
LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09                    100,000           111
Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                               100,000            85
Lyondell Chemical, Sr. Sub. Notes, 10.875%, 5/1/09                      150,000           156
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                                   250,000           235
MBNA, Sr. Notes, 7.75%, 9/15/05(S)                                      350,000           360
McCormick, Sr. Notes, 6.40%, 2/1/06                                     325,000           326
Meritage, Sr. Notes, (144a), 9.75%, 6/1/11                              100,000           102
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08                    75,000            42
Metronet Communications
   Sr. Disc. Notes, STEP, 0%, 6/15/08                                   350,000           290
Morgan Stanley Group, Sr. Notes, 6.10%, 4/15/06                         300,000           300

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
Newport News Shipbuilding, Sr. Notes, 8.625%, 12/1/06               $   250,000   $       265
Nextel Communications (Class A)
   Sr. Disc Notes, STEP, 0%, 10/31/07                                   900,000           607
Nextel Partners, Sr. Notes, Zero Coupon, 2/1/09                         200,000           122
Northern Trust, MTN, 6.65%, 11/9/04                                   1,000,000         1,031
NTL, Sr. Notes, 11.875%, 10/1/10(S)                                     200,000           162
Ocean Energy, Sr. Sub. Notes, 8.375%, 7/1/08                            200,000           210
Omnicare, Sr. Sub. Notes, (144a), 8.125%, 3/15/11 +                     150,000           155
Orange, Sr. Notes, 9.00%, 6/1/09                                        500,000           511
Orion Power Holdings, Sr. Notes, (144a), 12.00%, 5/1/10 +               200,000           223
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                           50,000            53
Packaged Ice, Sr. Sub. Notes, 9.75%, 2/1/05                             100,000            87
Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09              500,000           537
PG&E National Energy Group,
   Sr. Notes, (144a), 10.375%, 5/16/11 +                                360,000           358
Phelps Dodge, Sr. Notes, 8.75%, 6/1/11                                  360,000           363
PHH, MTN, 8.125%, 2/3/03                                                200,000           204
Playtex Products, Sr. Sub. Notes, (144a), 9.375%, 6/1/11 +              250,000           256
Premier Parks, Sr. Notes, Zero Coupon, 4/1/08                           500,000           416
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07(S)                  100,000           107
Principal Mutual, (144a), 8.00%, 3/1/44                                 450,000           416
Province of Manitoba, Sr. Notes, 7.50%, 2/22/10                         190,000           206
PSEG Power, Sr. Notes, (144a), 6.875%, 4/15/06 +                        210,000           210
Quest Diagnostics, Sr. Sub Notes, 10.75%, 12/15/06                      150,000           163
Qwest Capital Funding, Sr. Notes, 7.90%, 8/15/10                        775,000           808
R & B Falcon, Sr. Notes, 6.95%, 4/15/08                                 500,000           503
Radio One, Sr. Sub. Notes, (144a), 8.875%, 7/1/11 +                     250,000           255
Rogers Cablesystems, Sr. Notes, 10.00%, 3/15/05                          90,000            97
Rogers Wireless, Sr. Sec. Sub. Notes, (144a), 9.625%, 5/1/11 +          225,000           231
Royal KPN, Sr. Notes, 8.00%, 10/1/10                                    375,000           365
SBC Communications, Sr. Notes, 6.25%, 3/15/11                           435,000           424
Schuff Steel, Sr. Notes, 10.50%, 6/1/08                                 100,000            94
Sealy Mattress, Sr. Sub. Notes, (144a), 9.875%, 12/15/07 +              100,000           100
Sears Roebuck Acceptance Corporation
   Sr. Notes, 7.00%, 2/1/11                                             500,000           492
Sempra Energy, Sr. Notes, 6.95%, 12/1/05                                230,000           228
Simon Debartolo Group, Sr. Notes, 6.875%, 11/15/06                      310,000           305
Simon Property Group
   Sr. Notes, (144a), 7.375%, 1/20/06 +                                 315,000           316

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
Sinclair Broadcast Group, Sr. Sub. Notes, 8.75%, 12/15/07           $   200,000   $       189
SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                                   100,000            86
Six Flags Entertainment, Sr. Notes, 8.875%, 4/1/06                      500,000           512
Sprint, Sr. Notes, 6.125%, 11/15/08                                     275,000           254
Station Casinos, Sr. Sub. Notes, 10.125%, 3/15/06                        49,000            51
TeleCorp PCS, Sr. Disc. Notes, STEP, 0%, 4/15/09                        150,000           100
TeleWest Communications, Sr. Notes, 11.00%, 10/1/07                     250,000           240
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                             250,000           259
Terex, Sr. Sub. Notes, (144a), 10.375%, 4/1/11 +                        125,000           129
Textron, Sr. Notes, 6.375%, 7/15/04                                     600,000           607
Time Warner Telecom, Sr. Notes, 10.125%, 2/1/11                         175,000           171
TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09                400,000           416
Triad Hospitals, Sr. Notes
   (144a), 8.75%, 5/1/09 +                                              100,000           103
   11.00%, 5/15/09                                                      150,000           164
Triton PCS Holdings, Sr. Sub. Notes, Zero Coupon, 5/1/08                250,000           206
Tyco International, Sr. Notes, 6.75%, 2/15/11                           725,000           720
Union Pacific, Sr. Notes, 6.65%, 1/15/11                                315,000           310
Venture Holdings, Sr. Notes, 11.00%, 6/1/07                             150,000           119
Verizon Global Funding, Sr. Notes, (144a), 7.75%, 12/1/30 +             385,000           399
Viacom, Sr. Notes, 7.875%, 7/30/30                                      325,000           345
Voicestream Wireless, Sr. Notes
   Zero Coupon, 11/15/09                                                 50,000            40
   10.375%, 11/15/09                                                    525,000           599
Waste Management, Sr. Notes, 7.70%, 10/1/02                             400,000           409
Western Wireless, Sr. Sub. Notes, 10.50%, 2/1/07                         75,000            77
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05                      200,000           199
Worldcom, Sr. Notes, 8.25%, 5/15/31                                     655,000           656
Young Broadcasting
   Sr. Sub. Notes, (144a), 10.00%, 3/1/11 +                             250,000           250
                                                                                  -------------
Total Corporate Bonds (Cost $50,737)                                                   49,789
                                                                                  -------------

ASSET-BACKED SECURITIES 2.9%

American Express Master Credit Card Trust, 7.60%, 8/15/02               300,000           303
Capital One Master Trust, 7.90%, 10/15/10                               400,000           400
Case Equipment Loan Trust, 5.83%, 2/15/05                               268,914           270
CIT Equipment Collateral Trust, 6.93%, 7/20/11                          600,000           622
CIT RV Trust, 6.09%, 2/15/12                                            800,000           812

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
Citibank Credit Card Issuance Trust
     6.90%, 10/17/07                                                $    800,000  $       833
     7.45%, 9/15/07                                                      400,000          414
DaimlerChrysler Auto Trust, 6.66%, 1/8/05                                700,000          720
Harley Davidson Eaglemark Motor, 7.14%, 3/15/06                          740,000          766
MBNA Credit Card Trust, 5.75%, 5/15/06                                   850,000          848
Nissan Auto Receivables, 5.75%, 6/15/06                                  600,000          607
Toyota Auto Receivables Owner Trust, 6.80%, 4/15/07                      575,000          594
                                                                                  -----------
Total Asset-Backed Securities (Cost $7,098)                                             7,189
                                                                                  -----------

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 1.9%

BankBoston Home Equity Loan Trust, 6.35%, 2/25/13                        825,000          825
COMM 2000
     7.416%, 4/15/10                                                     400,000          418
     7.494%, 4/15/10                                                     325,000          341
JP Morgan Chase, 6.26%, 3/15/33                                          775,000          756
JP Morgan Commercial Mortgage Finance, 7.409%, 8/15/32                   400,000          419
LB Commercial Conduit Mortgage Trust, 6.78%, 4/15/09                     675,000          689
Mellon Residential Funding, 5.945%, 2/25/11                              825,000          825
Salomon Brothers Mortgage Securities VII, 7.455%, 4/18/10                325,000          333
                                                                                  -----------
Total Non-U.S. Government Mortgage-Backed Securities (Cost $4,548)                      4,606
                                                                                  -----------


U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.6%

Federal Home Loan Mortgage
     6.502%, 11/25/30                                                    800,000          807
     7.00%, 11/1/30                                                    1,033,404        1,043
Federal National Mortgage Assn.
     6.00%, 2/1/16 - 6/1/16                                            3,881,524        3,835
     6.06%, 9/25/11                                                      824,000          831
     6.50%, 3/20/23 - 4/1/29                                             923,702          922
Government National Mortgage Assn.
   I
     6.00%, 5/15/26                                                      218,585          213
     6.50%, 4/15/26 - 5/15/29                                          8,185,545        8,133
     7.00%, 2/15/27 - 1/15/29                                          3,252,604        3,299

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
     7.50%, 9/15/22 - 12/15/25                                      $   457,329   $       473
     8.00%, 1/15/22 - 11/15/24                                          210,125           220
     8.50%, 9/15/24                                                      97,637           103
     10.50%, 2/15 - 8/15/13                                               3,952             4
   II
     7.00%, 02/20 - 07/20/27                                          1,071,410         1,084
     8.00%, 10/20/25                                                     57,274            60
TBA, 6.00%, 5/20/31                                                     238,000           230
                                                                                  -----------
Total U.S. Government Mortgage-Backed Securities (Cost $21,898)                        21,257
                                                                                  -----------

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 13.4%

Federal Home Loan Mortgage
     7.00%, 3/15/10                                                     820,000           871
Federal National Mortgage Assn
     5.50%, 2/15/06(S)                                                1,150,000         1,151
     7.125%, 1/15/30                                                    500,000           535
Tennessee Valley Authority
     5.88%, 4/1/36                                                    2,475,000         2,485
     6.235%, 7/15/45                                                    500,000           500
U.S. Treasury Bonds
     5.50%, 8/15/28(S)                                                  325,000           307
     6.75%, 8/15/26(S)                                                9,795,000        10,815
     7.50%, 11/15/16(S)                                               1,150,000         1,340
U.S. Treasury Inflation-Indexed Notes
     3.375%, 1/15/07(S)                                               2,507,666         2,560
U.S. Treasury Notes
     4.25%, 11/15/03(S)                                                 440,000           438
     5.75%, 11/15/05                                                    685,000           706
     5.875%, 11/15/04(S)                                              7,340,000         7,600
     6.25%, 2/15/07(S)                                                1,925,000         2,031
     6.50%, 8/15/05(S)                                                1,300,000         1,378
                                                                                  -----------
Total U.S. Government Obligations/Agencies (Cost $31,331)                              32,717
                                                                                  -----------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     Shares/Par         Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands

     SHORT-TERM INVESTMENTS 11.9%

     Money Market Funds 11.9%
     T. Rowe Price Reserve Investment Fund, 4.61% #                 $29,304,660   $    29,305
                                                                                  -----------
     Total Short-Term Investments (Cost $29,305)                                       29,305
                                                                                  -----------

Total Investments in Securities
99.9% of Net Assets (Cost $237,936)                                               $   245,942

Futures Contracts
In thousands
                                                       Contract     Unrealized
                                          Expiration   Value        Gain (Loss)
                                          ----------   -----------  -----------
Long, 17 five year U.S. Treasury Note
contracts, $17,160 par of 5.875%
U.S. Treasury Notes pledged
as initial margin                         6/01         $     1,769  $       (21)

Net payments (receipts) of variation
margin to date                                                               30
                                                                    -----------

Variation margin receivable
(payable) on open futures contracts                                                         9

Other Assets Less Liabilities                                                             193
                                                                                  -----------

NET ASSETS                                                                        $   246,144
                                                                                  -----------

#    Seven-day yield
+    Private Placement
*    Non-income producing
++ Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 0.0% of net assets.
(S) All or a portion of this security is on loan at May 31, 2001-See Note 2. ADR American Depository Receipt
ETC  Equipment Trust Certificate
GDR  Global Depository Receipt
MTN  Medium term note
REIT Real Estate Investment Trust
STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 4.0% of net assets.
TBA  To be announced security was purchased on a forward commitment basis
ATS  Austrian schilling
AUD  Australian dollar
CHF  Swiss franc
DKK  Danish krone
EUR  Euro
GBP  British sterling
HKD  Hong Kong dollar
JPY  Japanese yen
MXN  Mexican peso
MYR  Malaysian ringgit
NOK  Norwegian krone
NZD  New Zealand dollar
SEK  Swedish krona
SGD  Singapore dollar

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
                                                                    May 31, 2001

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets
Investments in securities, at value (Cost $237,936)                $   245,942
Securities lending collateral                                           34,235
Other assets                                                             3,812
                                                                   -----------
Total assets                                                           283,989
                                                                   -----------

Liabilities
Obligation to return securities lending collateral                      34,235
Other liabilities                                                        3,610
                                                                   -----------
Total liabilities                                                       37,845
                                                                   -----------

NET ASSETS                                                         $   246,144
                                                                   -----------
Net Assets Consist of:
Accumulated net investment income - net of distributions           $     1,705
Accumulated net realized gain/loss - net of distributions               (1,040)
Net unrealized gain (loss)                                               7,983
Paid-in-capital applicable to 18,729,246 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                        237,496
                                                                   -----------

NET ASSETS                                                         $   246,144
                                                                   -----------

NET ASSET VALUE PER SHARE                                          $     13.14
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                          Year
                                                                         Ended
                                                                       5/31/01
Investment Income (Loss)
Income
   Interest                                                        $     9,325
   Dividend                                                              1,626
   Securities lending                                                       76
                                                                   -----------
   Total income                                                         11,027
                                                                   -----------
Expenses
   Investment management                                                   914
   Shareholder servicing                                                   831
   Custody and accounting                                                  181
   Prospectus and shareholder reports                                       37
   Registration                                                             22
   Legal and audit                                                          14
   Directors                                                                 6
   Miscellaneous                                                             4
                                                                   -----------
   Total expenses                                                        2,009
   Expenses paid indirectly                                                 (4)
                                                                   -----------
   Net expenses                                                          2,005
                                                                   -----------
Net investment income (loss)                                             9,022
                                                                   -----------

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
   Securities                                                              795
   Futures                                                                   6
   Foreign currency transactions                                           (20)
                                                                   -----------
   Net realized gain (loss)                                                781
                                                                   -----------
Change in net unrealized gain or loss
   Securities                                                            3,369
   Futures                                                                 (21)
   Other assets and liabilities
   denominated in foreign currencies                                         1
                                                                   -----------
   Change in net unrealized gain or loss                                 3,349
                                                                   -----------
Net realized and unrealized gain (loss)                                  4,130
                                                                   -----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    13,152
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                            Year
                                                           Ended
                                                         5/31/01       5/31/00

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                         $   9,022     $   8,297
  Net realized gain (loss)                                   781         2,224
  Change in net unrealized gain or loss                    3,349        (2,193)
                                                       -----------------------
  Increase (decrease) in net assets from operations       13,152         8,328
                                                       -----------------------
Distributions to shareholders
  Net investment income                                   (8,818)       (8,306)
  Net realized gain                                       (2,717)       (5,649)
                                                       -----------------------
  Decrease in net assets from distributions              (11,535)      (13,955)
                                                       -----------------------
Capital share transactions *
  Shares sold                                            104,842        69,461
  Distributions reinvested                                11,400        13,769
  Shares redeemed                                        (70,600)      (86,926)
                                                       -----------------------
  Increase (decrease) in net assets from capital
  share transactions                                      45,642        (3,696)
                                                       -----------------------

Net Assets
Increase (decrease) during period                         47,259        (9,323)
Beginning of period                                      198,885       208,208
                                                       -----------------------

End of period                                          $ 246,144     $ 198,885
                                                       -----------------------

* Share information
   Shares sold                                             7,941         5,314
   Distributions reinvested                                  877         1,066
   Shares redeemed                                        (5,392)       (6,674)
                                                       -----------------------
   Increase (decrease) in shares outstanding               3,426          (294)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
                                                                    May 31, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on income and a secondary emphasis on capital growth, by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide - Audits of Investment Companies (the guide), which will be adopted by the fund as of June 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of MBS to be accounted for as interest income. Upon adoption, the fund will adjust the cost of its MBS, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts During the year ended May 31, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2001, the value of loaned securities was $33,192,000; aggregate collateral consisted of $33,950,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $138,357,000 and $ 99,672,000, respectively, for the year ended May 31, 2001. Purchases and sales of U.S. government securities aggregated $52,578,000 and $55,080,000, respectively, for the year ended May 31, 2001.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 2001. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------

Undistributed net realized gain                                    $  (256,000)
Paid-in-capital                                                        256,000

At May 31, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $237,936,000. Net unrealized gain aggregated $8,006,000 at period-end, of which $18,310,000 related to appreciated investments and $10,304,000 to depreciated investments.


NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $62,000 was payable at May 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At May 31, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

commissions, and extraordinary expenses, through May 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 0.90%. Thereafter, through May 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.90%. Pursuant to this agreement, $129,000 of management fees were not accrued by the fund for the year ended May 31, 2001. At May 31, 2001, unaccrued fees in the amount of $10,000 remain subject to reimbursement by the fund through May 31, 2002, and $129,000 through May 31, 2004.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $833,000 for the year ended May 31, 2001, of which $69,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2001, totaled $1,709,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------
  REPORT OF  INDEPENDENT  ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Income Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
June 19, 2001

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/01
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $2,717,000 from long-term capital gains, subject to the 20% rate gains category.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money

INTERNATIONAL/GLOBAL
FUNDS

Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITIES

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced
Portfolio
Prime Reserve Portfolio
Money Funds (cont.)
Summit Municipal
Money Market
Tax-Exempt Money

* Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity (Form V6021) and the T. Rowe Price No-Load Immediate Variable Annuity (Form V6027) are issued by Security Benefit Life Insurance Company. In New York, the T. Rowe Price No-Load Variable Annuity is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY [FSB201 (11-96)]. These Variable Annuity contracts have limitations. The T. Rowe Price No-Load Immediate Variable Annuity may not be available in all states.
The T. Rowe Price No-Load Variable Annuity and the T. Rowe Price No-Load Immediate Variable Annuity are distributed by T. Rowe Price Investment Services, Inc., T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Insurance Agency of Texas, Inc. The underlying portfolios are managed by T. Rowe Price (T. Rowe Price International for the International Stock Portfolio). The Security Benefit Group of companies and the T. Rowe Price companies are not affiliated.

T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------


ADVISORY SERVICES, RETIREMENT RESOURCES

T. Rowe Price has developed unique advisory services and retirement resources that can help you meet the most difficult personal financial challenges. Our broad array of retirement plans is suitable for individual, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials and self-help planning guides are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

ADVISORY SERVICES*

T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

Investment Checkup(SM) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT INFORMATION

Planning and Informational Guides
Minimum Required Distributions Guide
Retirement Planning Kit
Retirement Readiness Guide
Tax Considerations for Investors

Insights Reports
The Challenge of Preparing for Retirement
Financial Planning After Retirement
The Roth IRA: A Review

*These are services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are fees associated with these services.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard,  Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C. Area
Downtown 900 17th Street N.W.
Farragut Square

Tysons Corner
1600 Tysons Boulevard
Suite 150
Opening July 2001

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.

C11-054   5/31/01